Short-term Borrowing - Summary of Short-term Borrowing (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowing, interest rate	5.87%	5.87%
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowing, interest rate	8.00%	8.00%